Note 5 - Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Accrued Expenses and Other Current Liabilities [Table Text Block]
	September 30,	December 31,
	2024	2023
Professional fees	$2,343	$960
Compensation expense	1,462	175
Research and development expenses	418	120
Other	282	169
Total accrued expenses and other current liabilities	$4,505	$1,424

	December 31,
	2023	2022
Professional fees	$960	$997
Compensation expense	175	762
Research and development expenses	120	683
Other	169	159
Total accrued expenses and other current liabilities	$1,424	$2,601